Property, plant and equipment - Changes in property plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	£ 4,849	£ 4,926
Ending Balance	5,848	4,849
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	8,182	8,260
Hyperinflation adjustment in respect of Turkey	97
Exchange differences	390	(558)
Acquisitions		15
Sale of businesses	(85)	(4)
Additions	1,136	647
Disposals	(237)	(178)
Transfers	0	0
Reclassification to assets held for sale	33
Ending Balance	9,450	8,182
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(3,333)	(3,334)
Exchange differences	(135)	245
Sale of businesses	74	2
Disposals	218	152
Transfers	0
Depreciation charge for the year	447	398
Reclassification to assets held for sale	(21)
Ending Balance	(3,602)	(3,333)
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	1,502	1,544
Ending Balance	1,903	1,502
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	2,160	2,141
Hyperinflation adjustment in respect of Turkey	56
Exchange differences	107	(137)
Acquisitions		9
Sale of businesses	(4)	(1)
Additions	230	95
Disposals	(65)	(24)
Transfers	177	77
Reclassification to assets held for sale	8
Ending Balance	2,653	2,160
Land and buildings | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(658)	(597)
Exchange differences	(31)	31
Sale of businesses	4	0
Disposals	62	18
Transfers	(5)
Depreciation charge for the year	127	110
Reclassification to assets held for sale	(5)
Ending Balance	(750)	(658)
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	2,496	2,612
Ending Balance	2,847	2,496
Plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	4,714	4,868
Hyperinflation adjustment in respect of Turkey	32
Exchange differences	226	(322)
Acquisitions		2
Sale of businesses	(58)	(3)
Additions	245	149
Disposals	(122)	(126)
Transfers	249	146
Reclassification to assets held for sale	25
Ending Balance	5,261	4,714
Plant and equipment | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(2,218)	(2,256)
Exchange differences	(94)	167
Sale of businesses	50	2
Disposals	113	113
Transfers	(4)
Depreciation charge for the year	277	244
Reclassification to assets held for sale	(16)
Ending Balance	(2,414)	(2,218)
Fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	35	41
Ending Balance	47	35
Fixtures and fittings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	121	127
Hyperinflation adjustment in respect of Turkey	2
Exchange differences	1	(10)
Acquisitions		0
Sale of businesses	(3)	0
Additions	8	9
Disposals	(15)	(7)
Transfers	10	2
Reclassification to assets held for sale	0
Ending Balance	124	121
Fixtures and fittings | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(86)	(86)
Exchange differences	(1)	8
Sale of businesses	2	0
Disposals	13	7
Transfers	9
Depreciation charge for the year	14	15
Reclassification to assets held for sale	0
Ending Balance	(77)	(86)
Returnable bottles and crates
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	157	180
Ending Balance	181	157
Returnable bottles and crates | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	528	575
Hyperinflation adjustment in respect of Turkey	0
Exchange differences	11	(55)
Acquisitions		0
Sale of businesses	(19)	0
Additions	41	27
Disposals	(32)	(21)
Transfers	13	2
Reclassification to assets held for sale	0
Ending Balance	542	528
Returnable bottles and crates | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(371)	(395)
Exchange differences	(9)	39
Sale of businesses	18	0
Disposals	30	14
Transfers	0
Depreciation charge for the year	29	29
Reclassification to assets held for sale	0
Ending Balance	(361)	(371)
Under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	659	549
Ending Balance	870	659
Under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	659	549
Hyperinflation adjustment in respect of Turkey	7
Exchange differences	45	(34)
Acquisitions		4
Sale of businesses	(1)	0
Additions	612	367
Disposals	(3)	0
Transfers	(449)	(227)
Reclassification to assets held for sale	0
Ending Balance	870	659
Under construction | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	0	0
Exchange differences	0	0
Sale of businesses	0	0
Disposals	0	0
Transfers	0
Depreciation charge for the year	0	0
Reclassification to assets held for sale	0
Ending Balance	£ 0	£ 0